UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
               November 14, 2015 to December 11, 2015

     Commission File Number of issuing entity: 333-177354-05
       Central Index Key Number of issuing entity: 0001566544

          UBS-Barclays Commercial Mortgage Trust 2013-C5
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-177354
         Central Index Key Number of depositor: 0001532799

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

          Central Index Key Number of sponsor: 0001541886
                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0000312070
                        Barclays Bank PLC
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0000040554
              General Electric Capital Corporation
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001089877
                  KeyBank National Association
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001548405
         Starwood Mortgage Funding II LLC (formerly known
              as Archetype Mortgage Funding II LLC)
       (Exact name of sponsor as specified in its charter)

                Alfred Fernandez  (212) 713-3781
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-2050682
                  Upper Tier Remic 46-2060407
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         The following table presents the historical delinquency and loss information for the trust assets expressed in 30 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

         Delinquency Summary as reported on 12/11/2015

         Number of Days     Number of      Ending
         Delinquent         Loans/REOs     Scheduled Balance
         0-29                   81         1,437,466,505.04
         30-59                   1             3,920,599.05
         60-89                   0                     0.00
         90-120                  0                     0.00
         121+                    0                     0.00
         Total                  82         1,441,387,104.09

         Number of         % of Delinquencies     Number of
         Delinquencies     30+ days by Pool       Loans/REOs     Average Net
         30+ days          Balance                with Losses    Loss
             1                 0.27%                  0              N/A

         During the distribution period from November 14, 2015 to December 11, 2015 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS-Barclays Commercial Mortgage Trust 2013-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2015. The
         CIK number of the Depositor is 0001532799.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 06, 2015. The CIK number of UBS is 0001541886.

         Barclays Bank PLC ("Barclays"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         November 16, 2015.   The CIK number of Barclays is 0000312070.

         General Electric Capital Corporation ("General Electric"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 12, 2015. The CIK number of General Electric is 0000040554.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 30, 2015. The CIK number of KeyBank is 0001089877.

         Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2015. The CIK number of Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC is 0001548405.


Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
         Each of the Santa Anita Mall Mortgage Loan and the Valencia Town Center Mortgage Loan is a Significant Obligor within the meaning of
         Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust 2013-C5.

         Based on the borrower's operating statement with an end date of September 30, 2015, Loan 30291931 (Prospectus Supplement ID 1, Santa Anita Mall), had a year-to-date 2015 Net Operating Income of $23,158,341.00 as of September 30, 2015.

         Based on the borrower's operating statement with an end date of September 30, 2015, Loan 30291655 (Prospectus Supplement ID 2, Valencia Town Center), had a year-to-date 2015 Net Operating Income of $15,903,650.00 as of September 30, 2015.

Item 10. Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2013-C5, relating to the December 11, 2015 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ Alfred Fernandez
Name:  Alfred Fernandez
Title: Executive Director


/s/ Siho Ham
Name:  Shilo Ham
Title: Director

Date:    December 18, 2015


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2013-C5, relating to the December 11, 2015 distribution.